COMMITMENTS and CONTINGENCIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Construction in progress
Litigation Settlement [Line Items]
Contractual capital commitments	$ 8.7	$ 9.4